ACQUISITIONS (Tables)	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021
Business Combinations [Abstract]
Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the provisional total business enterprise value, comprised of the fair value of certain purchase consideration paid by the Company to the Continuing Members, the fair value of the noncontrolling interest and the fair value of certain net debt assumed by the Company at Closing:

(in thousands)
Total cash consideration	$199,161
Tax Receivable Agreement obligations to the Continuing Members(1)	28,690
Replaced Awards(2)	11,175
Continuing Members’ Retained Restricted Units in UBH(3)	54,067
Total purchase consideration	293,093
Noncontrolling interest(4)	896,701
Net debt assumed	648,150
Total business enterprise value	$1,837,944
(1)	Under the terms of the TRA, the Company generally will be required to pay to the Continuing Members 85% of the applicable cash savings, if any, in U.S. federal and state income tax based on its ownership in UBH that the Company is deemed to realize in certain circumstances as a result of the increases in tax basis and certain tax attributes resulting from the Business Combination. The fair value of these contingent payments at the Closing was $28.7 million which has been recorded as a non-current accrued expense. Refer to Note 14. "Income Taxes" for additional information on the TRA.
(2)	Represents the fair value of the Phantom Units associated with the pre-combination requisite service period and issued under the 2018 LTIP that were converted into 2020 LTIP RSUs of the Company issued under the 2020 LTIP at the Closing. The difference between the fair value of the Phantom Units and the fair values of the 2020 LTIP RSUs represents the fair value of the compensation expenses for the post-combination requisite service period for the replacement awards. Compensation expenses will be recorded evenly during the post-combination requisite service period through the end of fiscal 2021, which is the cliff vest date of the replacement awards.
(3)	A total of 3,483,022 common limited liability company units that were initially subject to certain restrictions (the "Retained Restricted Units") in UBH were received by the Continuing Members at the Closing. These Retained Restricted Units were vested and converted to common limited liability company units of UBH at the Closing, as the vesting conditions were all met as of the Closing. The fair value of the Retained Restricted Units was calculated based on the stock price of the Company at the August 28, 2020 Closing, less a 5% lack of marketability discount due to a restriction on the exchange of the Continuing Members’ common limited liability company units to Class A Common Stock of the Company for a period not to exceed 12 months from the Closing.
(4)	The noncontrolling interest represents the common limited liability company units of UBH held by the Continuing Members. The fair value of these units was determined based on the Class A Common Stock price of the Company at the August 28, 2020 Closing, less a 5% lack of marketability discount due to a restriction on the exchange of the Continuing Members’ common limited liability company units to Class A Common Stock of the Company for a period not to exceed 12 months from the Closing.

The following table summarizes the provisional fair values of the assets acquired and liabilities assumed of UBH at Closing:

(in thousands)
Assets acquired:
Cash and cash equivalents	$13,713
Accounts receivable, net	119,339
Inventory, net	63,862
Prepaid expenses and other assets	6,116
Notes receivable	29,453
Property, plant and equipment, net	269,951
Identifiable intangible assets(1)	871,150
Other assets	7,086
Total assets acquired:	1,380,670
Liabilities assumed:
Accounts payable	49,531
Accrued expenses	78,223
Notes payable	34,547
Deferred tax liability	25,381
Total liabilities assumed:	187,682
Net identifiable assets acquired	1,192,988
Goodwill(2)	$644,956
(1)	The Company has determined that certain of the acquired trade names included in Intangible assets, net will be amortized over a period of 15 years, and the customer relationships asset will be amortized over a period of 25 years on a straight-line basis commensurate with the acquisition date expectations for the economic value (i.e. net cash flow generating capability) that is to be provided by the trade names and customer relationships, respectively.

The provisional fair values allocated to identifiable intangible assets and their estimated useful lives are as follows:

	Fair Value	Useful Life
	(In Thousands)	(In Years)
Indefinite lived trade names	$355,500	Indefinite
Finite lived trade names	56,000	15
Customer relationships	443,500	25
Technology	43	5
Master distribution rights	2,221	15
Company owned routes	13,886	Indefinite
Total	$871,150
(2)	The goodwill of $645.0 million represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable intangible assets acquired. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market position and the assembled workforce of UBH. A portion of the goodwill recognized is expected to be deductible for income tax purposes. As of April, 4, 2021, the purchase price allocation has not been finalized.

The following table summarizes the provisional fair values of the assets acquired and liabilities assumed by the Company at the date of the acquisition:

(in thousands)
Purchase consideration	$403,963
Tax consideration (1)	4,468
Total consideration	408,431
Assets acquired:
Cash	5,811
Accounts receivable	15,609
Inventory, net	2,629
Prepaid expenses and other assets	5,090
Property, plant and equipment	461
Other assets	1,219
Customer relationships (2)	225,000
Total assets acquired:	255,819
Liabilities assumed:
Accounts payable	5,702
Accrued expenses	4,492
Other liabilities	26
Deferred tax liability	50,855
Total liabilities assumed:	61,075
Net identifiable assets acquired	194,744
Goodwill (3)	$213,687
(1)	The Stock Purchase Agreement provided that Truco Holdings LLC is entitled to receive any tax refunds received by the Company after the closing date for any pre-closing date tax period of Truco. The Company estimated an income tax refund receivable in the amount of $4.5 million related to the pre-acquisition tax periods, which was reflected on the Company’s consolidated balance sheet as of January 3, 2021. The Company recorded a corresponding payable of $4.5 million to Truco Holdings LLC.
(2)	The identifiable intangible assets represent the existing customer relationships of Truco that were valued using a discounted cash flow model using projected sales growth, attrition and a useful life of 15 years. Truco’s provisional customer relationship fair value is $225.0 million. The Company has determined that all the acquired customer relationships will be amortized over a period of 15 years on a straight-line basis commensurate with the acquisition date expectations for the economics that are to be provided by the customer relationships.
(3)	The goodwill of $213.7 million represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable intangible assets acquired and liabilities assumed. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market position and the assembled workforce of Truco. As of January 3, 2021, the purchase price allocation has not been finalized. We expect to finalize the valuation report and complete the purchase price allocation no later than one-year from the acquisition date.

The following table summarizes the provisional total business enterprise value, comprised of the fair value of certain purchase consideration paid by the Company to the Continuing Members, the fair value of the noncontrolling interest and the fair value of certain net debt assumed by the Company at Closing:

(in thousands)
Total cash consideration	$199,161
Tax Receivable Agreement obligations to the Continuing Members(1)	28,690
Replaced Awards(2)	11,175
Continuing Members’ Retained Restricted Units in UBH(3)	54,067
Total purchase consideration	293,093
Noncontrolling interest(4)	896,701
Net debt assumed	648,150
Total business enterprise value	$1,837,944
(1)	Under the terms of the TRA, the Company generally will be required to pay to the Continuing Members 85% of the applicable cash savings, if any, in U.S. federal and state income tax based on its ownership in UBH that the Company is deemed to realize in certain circumstances as a result of the increases in tax basis and certain tax attributes resulting from the Business Combination. The fair value of these contingent payments at the Closing was $28.7 million which has been recorded as a non-current accrued expense. Refer to Note 15. “Income Taxes” for additional information on the TRA.
(2)	Represents the fair value of the Phantom Units associated with the pre-combination requisite service period and issued under the 2018 LTIP that were converted into 2020 LTIP RSUs of the Company issued under the 2020 LTIP at the Closing. The difference between the fair value of the Phantom Units and the fair values of the 2020 LTIP RSUs represents the fair value of the compensation expenses for the post-combination requisite service period for the replacement awards. Compensation expenses will be recorded evenly during the post-combination requisite service period through the end of fiscal 2021, which is the cliff vest date of the replacement awards. Refer to Note 11. “Share Based Compensation” for additional information on the 2020 LTIP RSUs.
(3)	A total of 3,483,022 common limited liability company units that were initially subject to certain restrictions (the “Retained Restricted Units”) in UBH were received by the Continuing Members at the Closing. These Retained Restricted Units were vested and converted to common limited liability company units of UBH at the Closing, as the vesting conditions were all met as of the Closing. The fair value of the Retained Restricted Units was calculated based on the stock price of the Company at the August 28, 2020 Closing, less a 5% lack of marketability discount due to a restriction on the exchange of the Continuing Members’ common limited liability company units to Class A Common Stock of the Company for a period not to exceed 12 months from the Closing.
(4)	The noncontrolling interest represents the common limited liability company units of UBH held by the Continuing Members. The fair value of these units was determined based on the Class A Common Stock price of the Company at the August 28, 2020 Closing, less a 5% lack of marketability discount due to a restriction on the exchange of the Continuing Members’ common limited liability company units to Class A Common Stock of the Company for a period not to exceed 12 months from the Closing.

The following table summarizes the provisional fair values of the assets acquired and liabilities assumed of UBH at Closing:

(in thousands)
Assets acquired:
Cash and cash equivalents	$13,713
Accounts receivable	119,339
Inventory	63,862
Prepaid expenses and other assets	6,116
Notes receivable	29,453
Property, plant and equipment	269,951
Identifiable intangible assets(1)	871,150
Other assets	7,086
Total assets acquired:	1,380,670
Liabilities assumed:
Accounts payable	49,531
Accrued expenses	78,223
Notes payable	34,547
Deferred tax liability	25,381
Total liabilities assumed:	187,682
Net identifiable assets acquired	1,192,988
Goodwill(2)	$644,956
(1)	The Company has determined that certain of the acquired trade names included in intangible assets will be amortized over a period of 15 years, and the customer relationships intangible asset will be amortized over a period of 25 years on a straight-line basis commensurate with the acquisition date expectations for the economic value (i.e. net cash flow generating capability) that is to be provided by the trade names and customer relationships, respectively.

The provisional fair values allocated to identifiable intangible assets and their estimated useful lives are as follows:

	Fair Value	Useful Life
	(In Thousands)	(In Years)
Indefinite lived trade names	$355,500	Indefinite
Finite lived trade names	56,000	15
Customer relationships	443,500	25
Technology	43	5
Master distribution rights	2,221	15
Company owned routes	13,886	Indefinite
Total	$871,150
(2)	The goodwill of $645.0 million represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable intangible assets acquired and liabilities assumed. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market position and the assembled workforce of UBH. A portion of the goodwill recognized is expected to be deductible for income tax purposes. As of January 3, 2021, the purchase price allocation has not been finalized. We expect to finalize the valuation report and complete the purchase price allocation no later than one-year from the acquisition date.

The following table summarizes the provisional fair values of the assets acquired and liabilities assumed by the Company at the date of the acquisition:

(in thousands)
Purchase consideration	$403,963
Tax consideration (1)	4,468
Total consideration	408,431
Assets acquired:
Cash	5,811
Accounts receivable	15,609
Inventory, net	2,629
Prepaid expenses and other assets	5,090
Property, plant and equipment	461
Other assets	1,219
Customer relationships (2)	225,000
Total assets acquired:	255,819
Liabilities assumed:
Accounts payable	5,702
Accrued expenses	4,492
Other liabilities	26
Deferred tax liability	50,855
Total liabilities assumed:	61,075
Net identifiable assets acquired	194,744
Goodwill (3)	$213,687
(1)	The Stock Purchase Agreement provided that Truco Holdings LLC is entitled to receive any tax refunds received by the Company after the closing date for any pre-closing date tax period of Truco. The Company estimated an income tax refund receivable in the amount of $4.5 million related to the pre-acquisition tax periods, which was reflected on the Company’s consolidated balance sheet as of January 3, 2021. The Company recorded a corresponding payable of $4.5 million to Truco Holdings LLC.
(2)	The identifiable intangible assets represent the existing customer relationships of Truco that were valued using a discounted cash flow model using projected sales growth, attrition and a useful life of 15 years. Truco’s provisional customer relationship fair value is $225.0 million. The Company has determined that all the acquired customer relationships will be amortized over a period of 15 years on a straight-line basis commensurate with the acquisition date expectations for the economics that are to be provided by the customer relationships.
(3)	The goodwill of $213.7 million represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable intangible assets acquired and liabilities assumed. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market position and the assembled workforce of Truco. As of January 3, 2021, the purchase price allocation has not been finalized. We expect to finalize the valuation report and complete the purchase price allocation no later than one-year from the acquisition date.

The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed at the date of the Kennedy Acquisition:

(in thousands)
Purchase consideration	$138,072
Assets acquired:
Cash	227
Accounts receivable	12,331
Inventory	7,443
Prepaid expenses and other assets	129
Property, plant and equipment	19,175
Trademarks	20,810
Customer relationships	13,200
Favorable and unfavorable lease intangibles	(85)
Total assets acquired:	73,230
Liabilities assumed:
Accounts payable	4,996
Accrued expenses and other	1,644
Other non-current liabilities	18
Total liabilities assumed:	6,658
Net identifiable assets acquired	66,572
Goodwill	$71,500

Provisional Fair Values Allocated to Identifiable Intangible Assets

The provisional fair values allocated to identifiable intangible assets and their estimated useful lives are as follows:

	Fair Value	Useful Life
	(In Thousands)	(In Years)
Indefinite lived trade names	$355,500	Indefinite
Finite lived trade names	56,000	15
Customer relationships	443,500	25
Technology	43	5
Master distribution rights	2,221	15
Company owned routes	13,886	Indefinite
Total	$871,150

The provisional fair values allocated to identifiable intangible assets and their estimated useful lives are as follows:

	Fair Value	Useful Life
	(In Thousands)	(In Years)
Indefinite lived trade names	$355,500	Indefinite
Finite lived trade names	56,000	15
Customer relationships	443,500	25
Technology	43	5
Master distribution rights	2,221	15
Company owned routes	13,886	Indefinite
Total	$871,150

Pro Forma Information

The following unaudited pro forma financial information presents the results of operations as if the Business Combination, Truco Acquisition, IP Purchase, HKA Acquisition, Kitchen Cooked Acquisition, and the Kennedy Acquisition had occurred on January 1, 2019. These unaudited pro forma results may not necessarily reflect the actual results of operations that would have been achieved, nor are they necessarily indicative of future results of operations. The unaudited pro forma information reflects the step-up depreciation and amortization adjustments for the fair value of the assets acquired, the adjustment in interest expense due to the reduction in long term debt as a result of the Business Combination, and the related adjustment to the income tax provision. In addition, the pro forma net income is not adjusted to exclude transaction expenses and other non-recurring costs.

	For the year ended January 3, 2021	For the year ended December 29, 2019
(in thousands)	(unaudited)	(unaudited)
	(as restated)	(as restated)
Pro forma net sales	$1,154,229	$1,014,223
Pro forma net loss	(203,491)	(25,875)
Pro forma net loss attributable to controlling interest	(197,849)	(10,927)
Pro forma net loss attributable to noncontrolling interest	(5,642)	(14,948)